Cover	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	Vertiv Holdings Co
Entity Central Index Key	0001674101
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Type	POS AM
Amendment Flag	true